Taxes - Summary Of Outstanding Amount Of Settlement Year (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Disclosure Of Tax Liabilities [line items]
Total	$ 560
Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [line items]
Total	560
Later Than One Year [member]
Disclosure Of Tax Liabilities [line items]
Total	56
Later Than One Year [member] | Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [line items]
Total	56
Later than one year and not later than two years [member]
Disclosure Of Tax Liabilities [line items]
Total	56
Later than one year and not later than two years [member] | Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [line items]
Total	56
Later than two years and not later than three years [member]
Disclosure Of Tax Liabilities [line items]
Total	56
Later than two years and not later than three years [member] | Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [line items]
Total	56
Later than three years and not later than four years [member]
Disclosure Of Tax Liabilities [line items]
Total	56
Later than three years and not later than four years [member] | Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [line items]
Total	56
Later than four years and not later than five years [member]
Disclosure Of Tax Liabilities [line items]
Total	56
Later than four years and not later than five years [member] | Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [line items]
Total	56
Later than five years [member]
Disclosure Of Tax Liabilities [line items]
Total	280
Later than five years [member] | Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [line items]
Total	$ 280